RESTRICTED CASH (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash:
Current	R$ 447,688	R$ 3,098,401
Non-current	1,985,656	1,306,138
Total	R$ 2,433,344	4,404,539
Furnas
Restricted Cash:
Maximum percentage of equity in SPEs that will be held	49.00%
Chesf
Restricted Cash:
Maximum percentage of equity in SPEs that will be held	49.00%
Commercialization - PROINFA
Restricted Cash:
Current	R$ 8,572	2,157,166
PROCEL
Restricted Cash:
Current	3,491	726,107
Itaipu Agreement
Restricted Cash:
Current	197,628	180,552
RGR resources
Restricted Cash:
Current	38,177	34,576
Guarantee account - compulsory loan
Restricted Cash:
Current	199,820
Fundo de Energia do Sudeste e Centro-Oeste
Restricted Cash:
Non-current	1,245,994	897,225
Fundo de Energia do Nordeste
Restricted Cash:
Non-current	691,849	403,358
Others
Restricted Cash:
Non-current	R$ 47,813	R$ 5,555